Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 8 – Subsequent Events

Notes Payable

Subsequent to June 30, 2017, the Company issued a director and principal shareholder of the Company a note in the principal amount of $175,000 (the “$175,000 Loan”), which bears interest at a rate of 15% per annum payable at maturity. The maturity date of the note is December 1, 2017 (subject to acceleration under certain circumstances). The Company agreed that the payment of the note is secured by the grant of a security interest in the Company’s equipment and intellectual property.

Subsequent to June 30, 2017, the Company issued a note in the principal amount of $83,333 of which $58,333 of principal bears interest at 10% per annum and is convertible into common stock. In connection with the issuance of the note, the Company received gross proceeds of $75,000, and the difference of $8,333 has been recorded as an original issue discount and will be amortized over the term of the note. The note is payable as follows: (i) $25,000 of principal, which bears no interest and is not convertible into common stock, is payable three weeks from the issuance date, (ii) $11,667 of principal and the respective interest on such principal is payable six months from the issuance date (the “First Maturity Date”), (iii) $11,667 of principal and the respective interest on such principal is payable two weeks following the First Maturity Date, (iv) $11,667 of principal and the respective accrued interest on such principal is payable four weeks following the First Maturity Date, (v) $11,667 of principal and the respective interest on such principal is payable six weeks following the First Maturity Date, and (vi) $11,667 of principal and the respective interest on such principal is payable eight weeks following the First Maturity Date. Excluding the $25,000 of principal that is not convertible into common stock as described above, each payment of principal and the respective accrued interest is convertible into shares of the Company’s common stock at the election of the Company during the period beginning five days prior to maturity and ending on the day immediately prior to maturity at a conversion price equal to 50% of the fair market value of the Company’s stock; however, in no event shall the conversion price be less than $0.75 per share. Should the Company elect to convert any of the note principal and respective accrued interest, the holder will have the right to accelerate the conversion of the remaining outstanding principal and accrued interest of the note at the same conversion price. The Company will recognize the beneficial conversion feature of the note as debt discount at the time the contingently adjustable conversion ratio is resolved. On October 2, 2017, the Company and the holder agreed to extend the maturity date for $25,000 of principal of this note payable from August 23, 2017 to October 31, 2017. In connection with the note extension, the Company agreed to pay the lender an additional amount of $5,000 and issue to the lender 2,500 shares of common stock of the Company.

Subsequent to June 30, 2017, the Company issued notes payable in the aggregate principal amount of $497,000 for aggregate proceeds of $460,000, and the difference of $37,000 has been recorded as an original issue discount and will be amortized over the terms of the respective notes. Of such aggregate principal amount, $215,000 is convertible into shares of the Company’s common stock at the election of the respective lender at a conversion price equal to 65% of the fair market value of the Company’s stock (subject to a limitation in general that the conversion price shall not be less than $1.00 per share.) The notes bear interest at rates ranging from 0% to 10% per annum payable at maturity. The notes mature between dates ranging from September 2017 to July 2018. In connection with the issuance of these notes, the Company issued certain lenders an aggregate of 7,500 shares of common stock and a certain lender a five-year, immediately vested warrant to purchase 15,000 shares of common stock at an exercise price of $4.00 per share.

Subsequent to June 30, 2017, the Company elected to convert certain convertible notes with an aggregate principal balance of $120,963 and accrued interest of $7,006 into an aggregate of 68,239 shares of common stock at conversion prices ranging from $1.75 to $2.25 per share.

Subsequent to June 30, 2017, the Company and the Trust agreed to extend the maturity date of a note payable with a principal balance of $500,000 from July 1, 2017 to December 1, 2017 (subject to acceleration under certain circumstances). In connection with the note extension, the Company increased the effective rate at which the note bears interest from 10% to 15% effective July 1, 2017. In connection with the $175,000 Loan, the Company agreed that the payment of the note is secured by the grant of a security interest in the Company’s equipment and intellectual property.

Subsequent to June 30, 2017, the Company and lenders agreed to extend the maturity dates of notes payable with an aggregate principal balance of $1,149,313 with maturity dates ranging from May 12, 2017 through October 1, 2017 to maturity dates ranging from October 1, 2017 through October 1, 2018. In connection with the note extensions, the Company increased the effective rate at which certain notes bear interest from interest rates between 0% to 10% to new interest rates between 8% to 15% on dates effective between August 2, 2017 and October 1, 2017. Also, in connection with the note extensions, the Company added a conversion feature to certain notes in the aggregate principal amount of $637,250, pursuant to which each payment of principal and the respective accrued interest is convertible into shares of the Company’s common stock at the election of the lender any time immediately until the balance has been paid in full at a conversion price equal to 80% of the fair market value of the Company’s stock (subject to reduction to 70% under certain circumstances); however, in no event shall the conversion price be less than $1.00 per share. The Company will recognize the beneficial conversion feature of the note as debt discount at the time the contingently adjustable conversion ratio is resolved.

Subsequent to June 30, 2017, the Company and a director of the Company agreed to extend the maturity date of a note payable with a principal balance of $50,000 from February 2017 to February 2018. In connection with the extension, the Company issued the director a five-year, immediately vested warrant to purchase 5,000 shares of common stock at an exercise price of $4.00 per share.

Subsequent to June 30, 2017, the Company repaid a note payable in the principal amount of $40,000.

Common Stock and Warrant Offerings

Subsequent to June 30, 2017, the Company issued 10,000 shares of common stock and a five-year immediately vested warrant to purchase 10,000 shares of common stock at an exercise price of $4.00 to an investor for gross proceeds of $30,000.

Stock-based Compensation

Subsequent to June 30, 2017, the Company issued 10,000 shares of common stock to a consultant for services rendered.

Subsequent to June 30, 2017, the Company issued an immediately vested five-year warrant to purchase 25,000 shares of common stock at an exercise price of $4.00 per share to a consultant for services rendered.

Options

Subsequent to June 30, 2017, the Company issued ten-year options to employees and an advisor to purchase an aggregate of 267,000 shares of common stock at exercise prices ranging between $2.80 to $3.35 per share. The options vest as follows: (i) options for the purchase of 89,004 shares vest on the one-year anniversary of the issuance date, (ii) options for the purchase of 89,002 shares vest on the two-year anniversary of the issuance date and (iii) options for the purchase of 88,994 shares vest on the three-year anniversary of the issuance date.

Current Liabilities

Subsequent to June 30, 2017, the Company entered into an exchange agreement with a certain vendor of the Company, pursuant to which $17,697 of accounts payable were exchanged for 8,334 shares of common stock of the Company. In consideration thereof, the Company issued to the vendor immediately vested five-year warrants for the purchase of 2,000 shares of common stock of the Company at an exercise price of $4.00 per share.

Note 11 - Subsequent Events

Consulting Agreements

On March 9, 2017, in consideration of the extension of the term of a consulting agreement, the Company issued to the consultant an immediately vested five-year warrant for the purchase of 25,000 shares of common stock of the Company at an exercise price of $4.00 per share. Concurrently, the Company entered into an exchange agreement with the consultant pursuant to which $30,000 of accrued consulting fees were exchanged for 10,000 shares of common stock of the Company and, in consideration thereof, the Company issued to the consultant an immediately vested five-year warrant for the purchase of 10,000 shares of common stock of the Company at an exercise price of $4.00 per share.

Effective March 1, 2017, the Company entered into an exchange agreement with the Chairman of the Company’s Scientific Advisory Board, pursuant to which an aggregate of $175,000 of accrued consulting fees were exchanged for 58,334 shares of common stock of the Company and, in consideration thereof, the Company issued to such person an immediately vested five-year warrant for the purchase of 58,334 shares of common stock of the Company at an exercise price of $4.00 per share.

Director Fees

Effective March 1, 2017, the Company entered into exchange agreements with four non-employee directors of the Company, pursuant to which an aggregate of $265,000 of accrued director fees were exchanged for an aggregate of 88,334 shares of common stock of the Company and, in consideration thereof, the Company issued to the directors immediately vested five-year warrants for the purchase of an aggregate of 88,334 shares of common stock of the Company at an exercise price of $4.00 per share.

Employment Agreements

In February 2017 and March 2017, the Company’s Compensation Committee and Board of Directors, respectively, approved performance milestones for the performance-based cash bonuses payable for the year ending December 31, 2017 for certain of the Company’s officers and certain current employees such that an aggregate of up to $402,500 could be earned for such year pursuant to the satisfaction of such goals.

Common Stock and Warrant Offerings

Subsequent to December 31, 2016, the Company issued an aggregate of 256,668 shares of common stock and five-year immediately vested warrants to purchase an aggregate of 266,668 shares of common stock at an exercise price of $4.00 to investors for aggregate gross proceeds of $770,000.

Stock Warrants

Subsequent to December 31, 2016, with respect to a warrant held by an investor, the Company agreed that (i) the conditions to the exercisability of the warrant for tranches to purchase an aggregate of 35,000 shares were eliminated, such that the entire warrant to purchase 50,000 shares of common stock was exercisable, and (ii) the exercise price of the warrant was reduced from an exercise price of $30.00 per share to $3.50 per share. Concurrent with the modification of the warrant, the investor exercised the warrant in full for aggregate gross proceeds to the Company of $175,000.

Stock Options

On February 14, 2017, the Compensation Committee reduced the exercise price of outstanding options for the purchase of an aggregate of 1,219,450 shares of common stock of the Company (with exercise prices ranging between $5.70 and $30.00 per share) to $4.70 per share, which was the closing price for the Company’s common stock on February 13, 2017, as reported by the OTCQB. The exercise price reduction related to options held by, among others, the Company’s executive officers and directors.

Short-Term Advances

Subsequent to December 31, 2016, the Company received non-interest bearing advances in the amount of $30,015 from an officer of the Company and repaid an aggregate of $45,015 of non-interest bearing advances from a director of the Company and an officer of the Company.

Notes Payable

On January 3, 2017, the Company issued a lender a six-month note payable in the principal amount of $242,000, which bears no interest, for cash proceeds of $200,000. The $42,000 difference was recorded as a debt discount and will be amortized over the term of the note. In connection with the issuance of this promissory note, the Company issued the lender an immediately vested five-year warrant to purchase 20,000 shares of common stock an exercise price of $4.00 per share.

Subsequent to December 31, 2016, the Company and certain lenders agreed to exchange certain notes payable with an aggregate principal balance of $280,000 and aggregate accrued interest of $7,402 into an aggregate of 95,802 shares of common stock and immediately vested five-year warrants to purchase an aggregate of 95,802 shares of common stock at an exercise price of $4.00 per share. In addition, in consideration of the exchange by one lender, the Company agreed to extend the expiration dates of certain warrants held by the lender for the purchase of an aggregate of 18,000 shares of common stock of the Company at an exercise price of $4.00 per share, from expiration dates ranging from April 27, 2021 to January 31, 2022 to a new expiration date of February 8, 2022.

Subsequent to December 31, 2016, the Company elected to convert certain convertible notes with an aggregate principal balance of $45,000 and aggregate accrued interest of $2,277 into an aggregate of 17,854 shares of common stock at conversion prices ranging from $2.51 to $2.77 per share.

Subsequent to December 31, 2016, the Company and certain lenders agreed to extend notes payable with an aggregate principal balance of $322,000 from maturity dates ranging between January 2017 to February 2017 to new maturity dates ranging from March 2017 to April 2017. In connection with one of the extensions, the Company issued the lender a five-year, immediately vested warrant to purchase 3,000 shares of common stock at an exercise price of $4.00 per share.

Subsequent to December 31, 2016, the Company repaid an aggregate principal amount of $74,000 of notes payable.